Net Income (Loss) Per Share (Details) - Schedule of Computation of the Diluted Net Income (Loss) Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A [Member]
Numerator:
Allocation of net income (loss)	$ 834
Denominator:
Weighted-average shares outstanding (in Shares)	18,617,656
Basic net income (loss) per share (in Dollars per share)	$ 0.04
Numerator:
Allocation of net income (loss)	$ 834
Reallocation of net income as a result of conversion of Class B to Class A Common Stock	101
Reallocation of net income
Allocation of net income (loss)	$ 935
Denominator:
Number of shares used in basic earnings per share calculation (in Shares)	18,617,656
Conversion of Class B to Class A Common Stock	$ 2,254,901
Dilutive effect of stock options, warrants and RSUs	$ 2,443,514
Number of shares used in per share computation (in Shares)	23,316,071
Diluted net income (loss) per share (in Dollars per share)	$ 0.04
Class B [Member]
Numerator:
Allocation of net income (loss)	$ 101
Denominator:
Weighted-average shares outstanding (in Shares)	2,254,901
Basic net income (loss) per share (in Dollars per share)	$ 0.04
Numerator:
Allocation of net income (loss)	$ 101
Reallocation of net income as a result of conversion of Class B to Class A Common Stock
Reallocation of net income	(11)
Allocation of net income (loss)	$ 90
Denominator:
Number of shares used in basic earnings per share calculation (in Shares)	2,254,901
Conversion of Class B to Class A Common Stock
Dilutive effect of stock options, warrants and RSUs
Number of shares used in per share computation (in Shares)	2,254,901
Diluted net income (loss) per share (in Dollars per share)	$ 0.04
Common Stock [Member]
Numerator:
Allocation of net income (loss)		$ (9,390)
Denominator:
Weighted-average shares outstanding (in Shares)		12,379,480
Basic net income (loss) per share (in Dollars per share)		$ (0.76)
Numerator:
Allocation of net income (loss)		$ (9,390)
Reallocation of net income as a result of conversion of Class B to Class A Common Stock
Reallocation of net income
Allocation of net income (loss)		$ (9,390)
Denominator:
Number of shares used in basic earnings per share calculation (in Shares)		12,379,480
Conversion of Class B to Class A Common Stock
Dilutive effect of stock options, warrants and RSUs
Number of shares used in per share computation (in Shares)		12,379,480
Diluted net income (loss) per share (in Dollars per share)		$ (0.76)